Financial risk management - Sensitivity analysis for interest rates (Details) - Variable interest rate - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial risk management
Accrued interest	$ 3,340,000	$ 3,340,000	$ 2,700,000
Hypothetical unfavorable change in interest rate (as a percent)	10.00%	10.00%	10.00%
Hypothetical increase in financing expense through unfavorable change in debt variable interest rates	$ 38,660	$ 37,180	$ 23,174